LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 15, 2021

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED JANUARY 29, 2021,

OF CLEARBRIDGE ALL CAP VALUE FUND (THE “FUND”)

I.	Effective March 31, 2021, the following changes are made to the Fund’s Summary Prospectus and Prospectus.

a)	In the section entitled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus, the following information is added to the table:

Portfolio manager	Title	Portfolio manager of the fund since
Reed Cassady	Portfolio Manager	March 2021

b)	In the section entitled “More on fund management – Portfolio managers” in the Fund’s Prospectus, the following information is added to the table:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Reed Cassady	Mr. Cassady is a Director and a Portfolio Manager of ClearBridge and has 13 years of industry experience. He joined ClearBridge in 2007. Mr. Cassady was previously a Senior Portfolio Analyst of ClearBridge. Mr. Cassady earned a B.A. in Music and an M.B.A., both from the College of William and Mary.	March 2021

II.	Effective March 31, 2021 the following changes are made to the Fund’s SAI.

a)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI, the following information is added to the table for the Fund:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Reed Cassady*	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	0	0	0	0

*	The information is as of March 1, 2021 and does not reflect additional accounts (including the Fund) for which Mr. Cassady will join the portfolio management team on March 31, 2021.

b)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI, the following information is added to the table for the Fund:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Reed Cassady*	100,001-500,000

*	The information in this table relating to Mr. Cassady is as of March 1, 2021.

Please retain this supplement for future reference.

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